Schedule of Provision For Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Current income tax expense					$ 3,435,638	$ 3,804,942
Deferred income tax recovery					(128,395)	(8,764,120)
Income tax provision	$ 607,891	$ 829,093	$ 1,329,004	$ 1,761,309	$ 3,307,243	$ (4,959,178)